SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Intangible assets (Details)	Dec. 31, 2024
Minimum | Manachised and franchised hotels
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Remaining contract terms	10 years
Minimum | Purchased software
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Remaining contract terms	3 years
Minimum | Other intangible assets including trademark, licenses and other rights
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Remaining contract terms	2 years
Maximum | Manachised and franchised hotels
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Remaining contract terms	20 years
Maximum | Purchased software
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Remaining contract terms	10 years
Maximum | Other intangible assets including trademark, licenses and other rights
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Remaining contract terms	15 years